Annual Operating Expenses - FidelitySeriesSmallCapDiscoveryFund-PRO - FidelitySeriesSmallCapDiscoveryFund-PRO - Fidelity Series Small Cap Discovery Fund - Fidelity Series Small Cap Discovery Fund	Jun. 29, 2023
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none